Employee benefits - Summary of Information for Funded and Unfunded Plans for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 182.9	₨ 13,374.1	₨ 13,084.6
Fair value of plan assets	168.4	12,313.1	11,282.2
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	25.2	1,844.9	1,689.8
Funded Plans [member] | Pension benefits [Member] | Defined benefit obligation in excess of plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	17.1	1,247.8	11,419.8
Fair value of plan assets	15.4	1,124.9	10,916.0
Funded Plans [member] | Pension benefits [Member] | Defined benefit obligation less than plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	146.8	10,732.3	345.1
Fair value of plan assets	153.0	11,188.1	366.1
Unfunded plans [Member] | Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	19.1	1,394.0	1,319.7
Unfunded plans [Member] | Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 25.2	₨ 1,844.9	₨ 1,689.8